Organization and Business Description (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited

The accompanying consolidated financial statements reflect the activities of the Company and the following entities:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
OPS HK	July 13, 2011	Hong Kong	100%	Provision of design, fit out and repair and maintenance services for commercial and residential properties
SuperX Investments	May 17, 2024	Hong Kong	100%	Investment holding
SuperX Enterprise	June 6, 2024	Singapore	100%	Investment holding
ASPAC AI	April 24, 2024	Australia	100%	Investment holding
SuperX AI Company	May 16, 2025	Hong Kong	100%	Investment holding
SuperX AI Pte	February 28, 2025	Singapore	100%	Wholesale of AI and computer hardware and peripheral equipment
SuperX Industries	May 15, 2023	Singapore	100%	Development of AI software and applications
Excellent Prospect	November 13, 2024	British Virgin Islands	100%	Investment holding